SHARE CAPITAL - Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands				12 Months Ended
	Apr. 12, 2025 CAD ($) shares	May 30, 2023 CAD ($) $ / shares shares	May 30, 2023 USD ($) shares	Mar. 31, 2025 CAD ($) shares	Mar. 31, 2024 CAD ($) shares	May 30, 2023 USD ($) $ / shares
Disclosure of classes of share capital [line items]
Shares available for purchase for cancellation (in shares)				8,259,180
Repurchase of common shares (in shares)					300
Payments to acquire or redeem entity's shares | $				$ 44,983	$ 14
Transaction costs | $				$ 900
Number of shares issued (in shares)		6,900,000	6,900,000
Share price (in dollars per share) | (per share)		$ 55.04				$ 41
Proceeds from U.S. initial public offering, net of issuance fees		$ 379,797	$ 282,900
Payments for share issue costs		17,725	$ 13,203
Deferred tax		$ 4,260				$ 3,173
Recently Announced NCIB Program
Disclosure of classes of share capital [line items]
Repurchase of common shares (in shares)				0
Previous NCIB Program
Disclosure of classes of share capital [line items]
Repurchase of common shares (in shares)				1,020,887
Payments to acquire or redeem entity's shares | $				$ 44,983
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Repurchase of common shares (in shares)	308,758
Payments to acquire or redeem entity's shares | $	$ 10,000